Net Loss Per Share - Schedule of Basic and Diluted net Income (loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loss per Share [Abstract]
Net loss (in Dollars)	$ (4,881)	$ (43,328)	$ (58,990)
Basic earnings per share
Basic weighted average shares outstanding	20,114	19,285	18,928
Basic loss per share (in Dollars per share)	$ (0.24)	$ (2.25)	$ (3.12)
Diluted earnings per share
Basic weighted average shares outstanding	20,114	19,285	18,928
Dilutive effect of stock options
Diluted weighted average shares outstanding	20,114	19,285	18,928
Diluted loss per share (in Dollars per share)	$ (0.24)	$ (2.25)	$ (3.12)